Distributions Paid and Payable	12 Months Ended
Dec. 31, 2011
Distributions Paid and Payable [Abstract]
Distributions Paid and Payable

9.         Distributions Paid and Payable

A.         Common Stock

We pay monthly distributions to our common stockholders.  The following is a summary of monthly distributions paid per common share for the years:

Month	2011	2010	2009

January	$ 0.1442500	$ 0.1430000	$ 0.1417500
February	0.1442500	0.1430000	0.1417500
March	0.1442500	0.1430000	0.1417500
April	0.1445625	0.1433125	0.1420625
May	0.1445625	0.1433125	0.1420625
June	0.1445625	0.1433125	0.1420625
July	0.1448750	0.1436250	0.1423750
August	0.1448750	0.1436250	0.1423750
September	0.1448750	0.1436250	0.1423750
October	0.1451875	0.1439375	0.1426875
November	0.1451875	0.1439375	0.1426875
December	0.1451875	0.1439375	0.1426875
Total	$ 1.7366250	$ 1.7216250	$ 1.7066250

The following presents the federal income tax characterization of distributions paid or deemed to be paid per common share for the years:

	2011	2010	2009

Ordinary income	$ 1.3787863	$ 1.2598879	$ 1.2739214
Nontaxable distributions	0.3578387	0.4617371	0.4113034
Capital gain	--	--	0.0214002
Totals	$ 1.7366250	$ 1.7216250	$ 1.7066250

At December 31, 2011, a distribution of $0.1455 per common share was payable and was paid in January 2012. At December 31, 2010, a distribution of $0.14425 per common share was payable and was paid in January 2011.

B.         Class D Preferred Stock

Dividends of $0.1536459 per share are paid monthly in arrears on the Class D preferred stock. We declared dividends to holders of our Class D preferred stock totaling $9.4 million in 2011, 2010 and 2009, respectively.  On January 31, 2012, we announced that we plan to redeem the Class D preferred stock on March 1, 2012.

The following presents the federal income tax characterization of dividends paid per share to our Class D preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.8437508	$ 1.8437508	$ 1.8206316
Capital gain	--	--	0.0231192
Totals	$ 1.8437508	$ 1.8437508	$ 1.8437508

C.         Class E Preferred Stock

Dividends of $0.140625 per share are paid monthly in arrears on the Class E preferred stock.  We declared dividends to holders of our Class E preferred stock totaling $14.9 million in 2011, 2010 and 2009.

The following presents the federal income tax characterization of dividends paid per share to our Class E preferred stockholders for the years:

	2011	2010	2009

Ordinary income	$ 1.6875000	$ 1.6875000	$ 1.6663392
Capital gain	--	--	0.0211608
Totals	$ 1.6875000	$ 1.6875000	$ 1.6875000